NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED AUGUST 31, 2016

TO THE PROSPECTUS DATED SEPTEMBER 30, 2015

Effective November 1, 2016:

1.	The section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class A Shares” is updated to reflect that the up-front Class A sales charges for the Funds are as follows:

Nuveen Minnesota Intermediate Municipal Bond Fund

Nuveen Oregon Intermediate Municipal Bond Fund

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$50,000 but less than $100,000	2.50	2.56	2.00
$100,000 but less than $250,000	2.00	2.04	1.50
$250,000 and over*	—	—	1.00
*	You can purchase $250,000 or more of Class A shares at net asset value without an up-front sales charge. The Distributor pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s service fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase. See “How to Sell Shares—Contingent Deferred Sales Charge” in the prospectus for more information.

Nuveen Minnesota Municipal Bond Fund

Nuveen Nebraska Municipal Bond Fund

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	4.20%	4.38%	3.70%
$50,000 but less than $100,000	4.00	4.18	3.50
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 and over*	—	—	1.00
*	You can purchase $250,000 or more of Class A shares at net asset value without an up-front sales charge. The Distributor pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s service fee. Unless you are eligible for a waiver, you may be assessed a CDSC of 1.00% if you redeem any of your shares within 18 months of purchase. See “How to Sell Shares—Contingent Deferred Sales Charge” in the prospectus for more information.

2.	The first sentence of the fourth paragraph of the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class C Shares” is deleted in its entirety and replaced with the following:

Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

3.	The first bullet point in the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following:

•	Purchases of $250,000 or more (although such purchases may be subject to a CDSC in certain circumstances, see “How to Sell Shares—Contingent Deferred Sales Charge” below).

PLEASE KEEP THIS WITH YOUR

PROSPECTUS

FOR FUTURE REFERENCE

MGN-FTFIP-0816P

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED AUGUST 31, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2015

Effective November 1, 2016:

1.	The first bullet point in the first paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares” is deleted in its entirety and replaced with the following:

•	investors purchasing $250,000 or more;

2.	The first sentence in the third paragraph of the section “Purchase and Redemption of Fund Shares—Class C Shares” is deleted in its entirety and replaced with the following:

Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

3.	The second sentence in the first paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” is deleted in its entirety and replaced with the following:

However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $250,000, a CDSC is imposed on any redemption within 18 months of purchase.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FTFISAI-0816P